Note 15 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
15.	Derivative Financial Instruments

Interest rate swaps

On April 16, 2020, the Company entered into one interest rate swap contract with Eurobank for a notional amount of $30.0 million, with inception date on April 24, 2020 and maturity date on April 24, 2025. Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 0.78% based on the relevant notional amount.

On October 12, 2021, the Company entered into one interest rate swap contract with Eurobank for a notional amount of $10.0 million, with inception date on November 1, 2021 and maturity date on November 1, 2025. Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 1.09% based on the relevant notional amount.

On June 16, 2022, the Company entered into one interest rate swap contract with Piraeus for a notional amount of $20.0 million, with inception date on January 3, 2023 and maturity date on January 3, 2028. Under the terms of the swap, Piraeus makes a quarterly payment to the Company equal to the daily SOFR index while the Company pays a fixed rate of 3.41% based on the relevant notional amount.

The interest rate swap contracts did not qualify for hedge accounting as of December 31, 2021 and 2022.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2021	December 31, 2022
Interest rate swap contracts	Current assets – Derivatives	540,753	1,142,682
Interest rate swap contracts	Long - term assets – Derivatives	-	2,669,244
Total derivative assets		540,753	3,811,926
Interest rate swap contracts	Long-term liabilities – Derivatives	952,666	-
Total derivative liabilities		952,666	-

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
Interest rate swap contracts– Unrealized (loss) / gain	(Loss) / gain on derivatives, net	(565,748)	153,835	4,223,839
Interest rate swap contracts- Realized (loss) / gain	(Loss) / gain on derivatives, net	(22,240)	(180,976)	131,818
Total net (loss) / gain on interest rate swap contracts		(587,988)	(27,141)	4,355,657